Related party transactions and balances	3 Months Ended
Nov. 30, 2022
Related party transactions and balances

25. Related party transactions and balances

(a)	Key management compensation

Key management includes the Company’s directors, officers and any consultants with the authority and responsibility for planning, directing, and controlling the activities of an entity, directly or indirectly. Compensation awarded to key management for the three months ended November 30, 2022, and 2021, includes the following:

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$

Total compensation paid to key management	335,750	347,256
Share based payments	190,758	153,671

Total compensation paid to key management is recorded in consulting fees, salaries and wages and share based payments in the consolidated statement of income (loss) and comprehensive income (loss) for the three months ended November 30, 2022, and 2021.

Amounts due to related parties as of November 30, 2022, with respect to the above fees were $0 ( August 31, 2022 – $5,588). The amounts due to/from related parties are recorded within accounts payable and accrued liabilities on the consolidated statement of income (loss) and comprehensive income (loss). These amounts are unsecured, non-interest bearing and due on demand.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Convertible debenture with a director of the Company as counterparty

On September 1, 2022, the Company extended convertible debentures that were due to expire in October and November 2022 with an aggregate principal amount of US$1,250,000. The original convertible debentures had an annual interest rate of 10% per annum and a conversion price of US$8.90 per share. In place of the expiring convertible debentures, the Company has issued a new convertible debenture with an aggregate principal amount of US$1,250,000 which expires on August 31, 2025, carries an annual interest rate of 7% per annum and is convertible into common shares of the Company at a conversion price of US$1.10 per share (Note 16).

Each of the expiring convertible debentures and the replacement convertible debenture is beneficially held by a director of the Company. The participation of a director in the amendment of the convertible debentures constitutes a “related party transaction” as such term is defined by Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions (“MI 61-101”). The Company is relying on an exemption from the formal valuation requirements and the minority shareholder approval requirements under MI 61-101 as the fair market value of the amendment of the convertible debentures does not exceed 25% of the market capitalization of the Company.

Commitment to former holders of WinView to proceeds from the patent portfolio enforcement action

Pursuant to the Business Combination agreement dated March 9, 2020, among the Company, Frankly Inc. and Winview Inc., the Company is required to pay to certain former Winview securities holders (“Stubholders”) fifty percent (50%) of the net license fees, damages awards or settlement amounts collected from third parties in connection with the Winview Patent Portfolio, after deduction of certain expenses. One of the directors of the Company are among the pool of Stubholders.